Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Transfers and Servicing [Abstract]
Beginning balance	¥ 82,426	¥ 76,456
Increase mainly from loans sold with servicing retained	5,600	5,037
Decrease mainly from amortization	(6,415)	(5,509)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,291)	(334)
Ending balance	¥ 80,320	¥ 75,650